Equity - Summary of Reconciliation Between the Number of Outstanding Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Ordinary Shares issued [member]
Disclosure of classes of share capital [line items]
Beginning balance	15,203,122,583	15,203,122,583	13,499,911,771
Change in share issues	0	0
Ending balance	15,203,122,583	15,203,122,583	15,203,122,583
Percentage of share capital	71.61%	71.61%	71.61%
Less: Treasury Shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	(163,754,388)	(163,754,388)	(163,754,388)
Change in share issues	0	0
Ending balance	(163,754,388)	(163,754,388)	(163,754,388)
Ordinary Shares Outstanding [member]
Disclosure of classes of share capital [line items]
Beginning balance	15,039,368,195	15,039,368,195	13,336,157,383
Change in share issues	0	0
Ending balance	15,039,368,195	15,039,368,195	15,039,368,195
Savings Shares Issued and Outstanding [member]
Disclosure of classes of share capital [line items]
Beginning balance	6,027,791,699	6,027,791,699	6,027,791,699
Change in share issues	0	0
Ending balance	6,027,791,699	6,027,791,699	6,027,791,699
Percentage of share capital	28.39%	28.39%	28.39%
6.125% Mandatory Convertible Bonds Due 2016 [member] | Ordinary Shares issued [member]
Disclosure of classes of share capital [line items]
Shares issued for the full convertion of the Mandatory Convertible Bond due 2016			1,703,210,812
6.125% Mandatory Convertible Bonds Due 2016 [member] | Ordinary Shares Outstanding [member]
Disclosure of classes of share capital [line items]
Shares issued for the full convertion of the Mandatory Convertible Bond due 2016			1,703,210,812
TIM S.p.A [member] | Shares issued [member]
Disclosure of classes of share capital [line items]
Beginning balance	21,230,914,282	21,230,914,282	19,527,703,470
Change in share issues	0	0
Ending balance	21,230,914,282	21,230,914,282	21,230,914,282
Percentage of share capital	100.00%	100.00%	100.00%
TIM S.p.A [member] | Shares outstanding [member]
Disclosure of classes of share capital [line items]
Beginning balance	21,067,159,894	21,067,159,894	19,363,949,082
Change in share issues	0	0
Ending balance	21,067,159,894	21,067,159,894	21,067,159,894
TIM S.p.A [member] | 6.125% Mandatory Convertible Bonds Due 2016 [member] | Shares issued [member]
Disclosure of classes of share capital [line items]
Shares issued for the full convertion of the Mandatory Convertible Bond due 2016			1,703,210,812
TIM S.p.A [member] | 6.125% Mandatory Convertible Bonds Due 2016 [member] | Shares outstanding [member]
Disclosure of classes of share capital [line items]
Shares issued for the full convertion of the Mandatory Convertible Bond due 2016			1,703,210,812